BIOLOGICAL ASSETS (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Changes in biological assets [abstract]
Carrying amount, beginning of year	$ 1,088,528	$ 114,559
Effect of unrealized changes in fair value of biological assets	718,431	2,818,442
Biological assets purchased	0	3,841
Biological assets sold	0	(133,680)
Transferred to inventory upon harvest	(720,246)	(1,714,634)
Carrying amount, end of year	$ 1,086,713	$ 1,088,528